Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

28. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder with significant influence to the Group
Trendy (China) Group Holdings Limited and its subsidiaries (“Trendy Group”)	An entity controlled by a director of the Group

For the years ended December 31, 2016, 2017 and 2018, the Group entered into the following material related party transactions:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Purchase of goods	155,093	213,350	340,365
Purchase of services	1,475	1,001	317,921
Purchase of logistic services	137,088	—	—
Provision of services	1,773	1,825	6,300

Details of the balances with related parties are as follows:

(a)Amounts due from related parties

Amounts due from related parties consist of amounts due from companies controlled or significantly influenced by the Company, its shareholders and directors.

Amounts due from related parties as of December 31, 2017 and 2018 amounted to RMB10,191 and RMB17,475, respectively, mainly including prepayments placed by the Group related to purchases of goods from companies significantly influenced by the Company, its shareholders and directors.

(b)Amounts due to related parties

The amounts due to companies controlled or significantly influenced by the Company, its shareholders and directors as of December 31, 2017 and 2018 amounted to RMB65,022 and RMB323,108, respectively, and were unsecured and interest free. These amounts are all related to purchases of goods, logistic and other services from these parties.